CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividends (in dollars per share)	$ 0.38	$ 0.38	$ 0.38
Repurchase of shares	8,030	7,120
Stock options exercised, shares	23,400	84,456	33,397
Common stock issued, in shares	13,653
Common stock issued under employee compensation plans, net (in shares)	15,622	248,032	56,681
Equity Trust Plan
Statement
Purchase of equity trust shares from treasury, net	42,151	10,327	43,955
Distribution of equity trust shares, net (in shares)	57,442	141,606	75,391